SHARES TO BE ISSUED	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Shares To Be Issued
SHARES TO BE ISSUED

NOTE 9 – SHARES TO BE ISSUED

As of March 31, 2023 and December 31, 2022, the balances of shares to be issued were 975,174 and $975,174, respectively. The balance as of March 31, 2023 is comprised of the following:

●	As of December 31, 2022, the Company had not yet issued 5,204,352 shares of common stock with a value of $247,707 for past services provided and for an acquisition in previous years.

●	During the year ended December 31, 2022, pursuant to the acquisition of Stage It described throughout this Report, an additional 72,026,422 shares remain issuable to Stage It shareholders valued at $727,647.

NOTE 10 – SHARES TO BE ISSUED

As of December 31, 2022 and December 31, 2021 the balances of shares to be issued were 975,174 and $247,707. The balance as of December 31, 2022 is comprised of the following:

●	As of December 31, 2021 the Company had not yet issued 5,204,352 shares of common stock with a value of $247,707 for past services provided and for an acquisition in previous years.

●

During the year ended December 31, 2022, pursuant to the acquisition of Stage It described throughout this Report, an additional 72,026,422 shares remain issuable to Stage It shareholders valued at $727,647.